NET GAIN ON SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
NET GAIN ON SECURITIES
Schedule of components of net gain on securities

This item consists of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)

Net gain on investments at fair value through other comprehensive income	291,944	317,862	135,253
Net gain in associates (i)	64,672	79,844	72,254
Net gain on financial assets at fair value through profit or loss (ii)	221,060	147,582	33,333
(Provision) recovery of credit loss for investments at fair value through other comprehensive income (iii), Note 6(b)	(52,263)	745	1,909
Others	(2,331)	781	80
Total	523,082	546,814	242,829

(i)It mainly includes the gain of its associated “Entidad Prestadora de Salud” for approximately S/60.0 million during the year 2020 (S/53.6 million during the year 2019).

(ii)The variation is due to the result obtained mainly from the following subsidiaries:

-Atlantic Security Bank (ASB) obtained a net profit for approximately S/141.7 million, which corresponds mainly to the unrealized profit from the Royalty Pharma plc’s shares (see Note 6(a)(v)) (during 2019, net profit for approximately S/51.2 million).

-Credicorp Capital Colombia S.A. obtained a net profit for approximately S/93.1 million (during 2019, net profit for approximately S/32.0 million).

-Atlantic Security Private Equity General Partner obtained a net loss for approximately S/47.0 million corresponding to unrealized losses from the Carlyle Peru Fund L.P. investment funds (during 2019, net profit for approximately S/13.1 million).

-Banco de Crédito del Perú obtained a net loss for approximately S/18.4 million, mainly due to realized losses (during 2019, net profit for approximately S/1.1 million).

(iii)The balance includes provisions recorded mainly by the following subsidiaries during 2020: (i) S/28.8 million by Pacífico Seguros, mainly from securitization instruments issued by Compañía de Turismo La Paz S.A.C. and Peruvian corporate bonds issued by Rutas de Lima S.A.C., (ii) S/10.7 million by Banco de Crédito del Perú, mainly from Peruvian corporate bonds from the mining sector, and (iii) S/8.9 million by Banco de Crédito de Bolivia (BCB). The higher provision compared to year 2019 is mainly due to the impact of COVID-19. See more details of the impact of COVID-19 in Note 2(b)